Consolidated Statement of Changes in Equity $ in Millions		CAD ($)		Share premium [member] CAD ($)	Retained earnings [member] CAD ($)	Accumulated other comprehensive income (loss) on Fair Value through OCI Debt Securities, net of taxes [member] CAD ($)	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member] CAD ($)	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member] USD ($)	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member] CAD ($)	Accumulated Other Comprehensive Income (Loss) on Pension and Other Employee Future Benefit Plans, net of taxes [member] CAD ($)	Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member] CAD ($)	Total accumulated other comprehensive income [member] CAD ($)	Preferred shares and other equity instruments [member] CAD ($)	Common shares [member] CAD ($)
Balance at beginning of year at Oct. 31, 2019				$ 303	$ 28,725	$ 26	$ 513		$ 3,703	$ (383)	$ (130)		$ 5,348	$ 12,971
Statement [Line Items]
Issued under the Stock Option Plan														29
Impact from adopting IFRS 16					(59)
Net income		$ 2,281			2,281
Dividends on preferred shares and distributions payable on other equity instruments					(122)
Dividends on common shares					(1,356)
Stock option expense, net of options exercised				(2)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		1,590	[1]					$ 1,590
Unrealized gains (losses) on translation of net foreign operations		1,696							1,696
Gains (losses) on remeasurement of pension and other employee future benefit plans		(55)	[2]							(55)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		281	[3]								281
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						280
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period		45	[4]				45
Unrealized gains (losses) on hedges of net foreign operations		(351)	[5]						(351)
Net discount on sale of treasury shares					(43)
Reclassification to earnings of (gains) during the period		(56)	[6]			(56)
Balance at end of year at Apr. 30, 2020		55,234		301	29,426	250	2,148		5,048	(438)	151	$ 7,159	5,348	13,000
Balance at beginning of year at Jan. 31, 2020				303	29,510	116	747		3,865	(511)	(200)		5,348	12,998
Statement [Line Items]
Issued under the Stock Option Plan														2
Net income		689			689
Dividends on preferred shares and distributions payable on other equity instruments					(52)
Dividends on common shares					(678)
Stock option expense, net of options exercised				(2)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		1,380	[1]				1,380
Unrealized gains (losses) on translation of net foreign operations		1,487							1,487
Gains (losses) on remeasurement of pension and other employee future benefit plans		73	[2]							73
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		351	[3]								351
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						170
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period		21	[4]				21
Unrealized gains (losses) on hedges of net foreign operations		(304)	[5]						(304)
Net discount on sale of treasury shares					(43)
Reclassification to earnings of (gains) during the period		(36)	[6]			(36)
Balance at end of year at Apr. 30, 2020		55,234		301	29,426	250	2,148		5,048	(438)	151	7,159	5,348	13,000
Balance at beginning of year at Oct. 31, 2020		56,593		302	30,745	355	1,979		3,980	(638)	(158)		6,598	13,430
Statement [Line Items]
Net income		2,017
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[1]	(131)
Unrealized gains (losses) on translation of net foreign operations		(1,131)
Gains (losses) on remeasurement of pension and other employee future benefit plans	[2]	275
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[3]	(245)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	[4]	(77)
Unrealized gains (losses) on hedges of net foreign operations	[5]	221
Reclassification to earnings of (gains) during the period	[6]	(9)
Balance at end of year at Jan. 31, 2021		56,148		309	32,012	403	1,771		3,070	(363)	(403)		5,848	13,501
Balance at beginning of year at Oct. 31, 2020		56,593		302	30,745	355	1,979		3,980	(638)	(158)		6,598	13,430
Statement [Line Items]
Issued under the Stock Option Plan														59
Treasury shares or repurchase of common shares for cancellation														47
Net income		3,320			3,320
Dividends on preferred shares and distributions payable on other equity instruments					(124)
Dividends on common shares					(1,372)
Stock option expense, net of options exercised				7
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(610)	[1]					$ (610)
Unrealized gains (losses) on translation of net foreign operations		(2,435)							(2,435)
Gains (losses) on remeasurement of pension and other employee future benefit plans		711	[2]							711
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(242)	[3]								(242)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(32)
Redeemed during the period													(750)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period		(163)	[4]				(163)
Unrealized gains (losses) on hedges of net foreign operations		537	[5]						537
Equity issue expense and premium paid on redemption of preferred shares					(6)
Net discount on sale of treasury shares					(2)
Reclassification to earnings of (gains) during the period		(28)	[6]			(28)
Net premium on sale of treasury shares				3
Other				1
Balance at end of year at Apr. 30, 2021		55,514		313	32,561	295	1,206		2,082	73	(400)	3,256	5,848	13,536
Balance at beginning of year at Jan. 31, 2021		56,148		309	32,012	403	1,771		3,070	(363)	(403)		5,848	13,501
Statement [Line Items]
Issued under the Stock Option Plan														32
Treasury shares or repurchase of common shares for cancellation														3
Net income		1,303			1,303
Dividends on preferred shares and distributions payable on other equity instruments					(68)
Dividends on common shares					(686)
Stock option expense, net of options exercised				2
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(479)	[1]				(479)
Unrealized gains (losses) on translation of net foreign operations		(1,304)							(1,304)
Gains (losses) on remeasurement of pension and other employee future benefit plans		436	[2]							436
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		3	[3]								3
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(89)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period		(86)	[4]				(86)
Unrealized gains (losses) on hedges of net foreign operations		316	[5]						316
Reclassification to earnings of (gains) during the period		(19)	[6]			(19)
Net premium on sale of treasury shares				3
Other				(1)
Balance at end of year at Apr. 30, 2021		$ 55,514		$ 313	$ 32,561	$ 295	$ 1,206		$ 2,082	$ 73	$ (400)	$ 3,256	$ 5,848	$ 13,536

[1]	Net of income tax (provision) recovery of $173 million, $46 million, $(497) million for the three months ended, and $219 million, $(573) million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $(158) million, $(99) million, $(26) million for the three months ended, and $(257) million, $20 million for the six months ended, respectively.
[3]	Net of income tax (provision) recovery of $(1) million, $89 million, $(127) million for the three months ended, and $88 million, $(102) million for the six months ended, respectively.
[4]	Net of income tax provision (recovery) of $31 million, $28 million, $(7) million for the three months ended, and $59 million, $(16) million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $(115) million, $(80) million, $110 million for the three months ended, and $(195) million, $127 million for the six months ended, respectively.
[6]	Net of income tax provision of $6 million, $3 million, $10 million for the three months ended, and $9 million, $17 million for the six months ended, respectively.